United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2002

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley,Red Bank, NJ October 10, 2002

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT & T Wireless                COM              00209A106      115    28000 SH       SOLE                    28000
Alberto Culver Cl. B           COM              013068101     6232   127100 SH       SOLE                   127100
Avanex Corp.                   COM              05348W109       15    11648 SH       SOLE                    11648
Avanex Corp./R 3/01            COM              05348W109       35    27131 SH       SOLE                    27131
Boeing Corp.                   COM              097023105     8794   257650 SH       SOLE                   257650
Cadence Dsg Sys, Inc.          COM              127387108      376    36985 SH       SOLE                    36985
Caterpillar                    COM              149123101     8248   221600 SH       SOLE                   221600
ChevronTexaco Corp.            COM              166764100     4750    68596 SH       SOLE                    68596
Cintas Corp.                   COM              172908105     5879   140250 SH       SOLE                   140250
Cirrus Logic, Inc./R /10/02    COM              172755100       33    12782 SH       SOLE                    12782
Colonial Municpal Tr           COM              195768106      281    25700 SH       SOLE                    25700
Consol Energy, Inc.            COM              20854P109     6263   494700 SH       SOLE                   494700
Constellation Copper Corp.     COM              21036T100       54  1697280 SH       SOLE                  1697280
Cox Comm CL A                  COM              224044107      615    25000 SH       SOLE                    25000
Deere & Company                COM              244199105      227     5000 SH       SOLE                     5000
Discovery Ptners Int'l         COM              254675101       90    28421 SH       SOLE                    28421
Fastenal Co.                   COM              311900104     6145   194600 SH       SOLE                   194600
Forgent Networks, Inc.         COM              918333105       34    20000 SH       SOLE                    20000
Gardner Denver, Inc.           COM              365558105     5255   334500 SH       SOLE                   334500
H & R Block, Inc.              COM              093671105     9667   230100 SH       SOLE                   230100
Hathor Exploration, Ltd.       COM              419018106      123   499999 SH       SOLE                   499999
Hawaiian Electric              COM              419870100      302     7000 SH       SOLE                     7000
Intuitive Surgical, Inc.       COM              46120E107      411    51460 SH       SOLE                    51460
Japan Small Cap. Fd            COM              47109U104     2178   396000 SH       SOLE                   396000
Jumbo Development              COM              48138P108      126  1000000 SH       SOLE                  1000000
Jumbo Development Wt           COM              48138P108        0  1000000 SH       SOLE                  1000000
Latitude Comm                  COM              518292107       13    22677 SH       SOLE                    22677
Linear Technology              COM              535678106    11992   578754 SH       SOLE                   578754
MBIA, Inc.                     COM              55262C100     8304   207850 SH       SOLE                   207850
Mettler-Toledo Int'l           COM              592688105     8582   330072 SH       SOLE                   330072
Molex Inc. Cl A                COM              608554200     8740   416200 SH       SOLE                   416200
Nuance Comm.                   COM              669967101       61    36052 SH       SOLE                    36052
Robert Half Int'l              COM              770323103     7422   467700 SH       SOLE                   467700
SpectraLink Corp.              COM              847580107      137    24128 SH       SOLE                    24128
Sprint PCS Corp.               COM              852061506       95    48500 SH       SOLE                    48500
St Mary L&E /R                 COM              792228108      578    24205 SH       SOLE                    24205
St Mary Land & Expl.           COM              792228108    30847  1290664 SH       SOLE                  1290664
Tidewater Inc.                 COM              886423102     5584   206900 SH       SOLE                   206900
Transocean, Inc.               COM              G90078109     6085   292550 SH       SOLE                   292550
Veritas DGC, Inc./R            COM              92343P107      911    84284 SH       SOLE                    84284
Walgreen Co.                   COM              931422109     8970   291600 SH       SOLE                   291600
Waters Corporation             COM              941848103     7867   324400 SH       SOLE                   324400
Webmethods, Inc.               COM              94768C108       74    15332 SH       SOLE                    15332
Westport Resources             COM              961415106     9668   528300 SH       SOLE                   528300